Related Parties (Details) - Schedule of Revenue by Each Company - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		$ 4,604	$ 4,606	$ 7,972
Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		10,036	60,330	57,502
Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		1,004	1,714
Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		5,945	5,213
Relevanc Colombia S.A.S [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue	[1]	3,204	701
Relevanc Colombia S.A.S [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		607	595
Relevanc Colombia S.A.S [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			508
Relevanc Colombia S.A.S [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		1,082	193
International Retail Trade and Services IG [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		922	295	699
International Retail Trade and Services IG [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		1,754
International Retail Trade and Services IG [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		91
Casino International [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		392	1,175	6,783
Casino International [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		3,224	3,893
Casino Services [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		46
Casino Services [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		1,263	229	2,778
Casino Services [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		885	100
Casino Services [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		7	7
Distribution Casino France [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		40	534	48
Distribution Casino France [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		4,001	6,404	5,329
Distribution Casino France [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			933
Distribution Casino France [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			232
Greenyellow Energía de Colombia S.A.S [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			1,901	442
Greenyellow Energía de Colombia S.A.S [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			40,841	36,152
Greenyellow Energía de Colombia S.A.S [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			125
Greenyellow Energía de Colombia S.A.S [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			2
Euris [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		1,814
Companhia Brasileira de Distribuição S.A. - CBD [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		586	12,248	9,777
Companhia Brasileira de Distribuição S.A. - CBD [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		822	288
Cdiscount S.A. [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		11	13	43
Euris One [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue				1,742
International Retail and Trade Services IG. One [Member] | Costs and Expenses [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue				$ 1,681
International Retail and Trade Services [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		810	344
Other Revenue [Member] | Payables to Related Parties [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue		28	48
Other Revenue [Member] | Casino Group Companies [Member]
Related Parties (Details) - Schedule of Revenue by Each Company [Line Items]
Revenue			$ 254

[1]	Corresponds to revenue of collaboration agreement with Exito Media.